CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 4.8%
-----------------------------------------------------------------------------
       $8,000          Eastern Connecticut Resource Recovery
                       Authority, (Wheelabrator Lisbon), (AMT),
                       5.50%, 1/1/20                             $  6,528,720
-----------------------------------------------------------------------------
                                                                 $  6,528,720
-----------------------------------------------------------------------------
Education -- 7.5%
-----------------------------------------------------------------------------
       $1,675          Connecticut HEFA, (Quinnipiac College),
                       6.00%, 7/1/23                             $  1,507,282
        5,500          Connecticut HEFA, (University of
                       Hartford), 6.80%, 7/1/22                     5,535,695
        3,400          Connecticut HEFA, (Yale University),
                       Variable Rate, 6/10/30(1)                    3,166,250
-----------------------------------------------------------------------------
                                                                 $ 10,209,227
-----------------------------------------------------------------------------
Electric Utilities -- 5.0%
-----------------------------------------------------------------------------
       $  800          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(1)(2)                              $    571,192
        1,500          Connecticut Development Authority,
                       Pollution Control Revenue, (Connecticut
                       Light and Power), (AMT), 5.95%, 9/1/28       1,287,570
        1,625          Guam Power Authority, 6.30%, 10/1/22         1,724,775
        1,100          Guam Power Authority, 6.625%, 10/1/14        1,198,890
        2,500          Puerto Rico Electric Power Authority,
                       5.00%, 7/1/28                                2,049,325
-----------------------------------------------------------------------------
                                                                 $  6,831,752
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
-----------------------------------------------------------------------------
       $3,100          Connecticut HEFA, (Quinnipiac College),
                       Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,255,992
        1,000          Connecticut HEFA, (Sacred Heart
                       University), Prerefunded to 7/1/02,
                       6.80%, 7/1/12                                1,063,260
        3,060          Virgin Islands Water and Power
                       Authority, Prerefunded to 7/1/01,
                       7.40%, 7/1/11                                3,203,330
-----------------------------------------------------------------------------
                                                                 $  7,522,582
-----------------------------------------------------------------------------
General Obligations -- 4.5%
-----------------------------------------------------------------------------
       $1,750          Connecticut, 0.00%, 11/1/09               $  1,022,315
        1,270          Danbury, 4.50%, 2/1/14                       1,111,529
          500          Guam, 5.40%, 11/15/18                          430,865
          500          Puerto Rico Aqueduct and Sewer
                       Authority, 5.00%, 7/1/15                       444,370
        1,065          Puerto Rico, Public Improvement,
                       0.00%, 7/1/15                                  422,997
        2,000          Puerto Rico, Public Improvement,
                       5.00%, 7/1/27                                1,645,280
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

General Obligations (continued)
-----------------------------------------------------------------------------
       $  400          Redding, 5.50%, 10/15/18                  $    386,152
          650          Redding, 5.625%, 10/15/19                      633,334
-----------------------------------------------------------------------------
                                                                 $  6,096,842
-----------------------------------------------------------------------------
Hospital -- 7.3%
-----------------------------------------------------------------------------
       $5,400          Connecticut HEFA, (Griffin Hospital),
                       5.75%, 7/1/23                             $  4,334,202
          500          Connecticut HEFA, (Hospital for Special
                       Care), 5.375%, 7/1/17                          411,925
        2,000          Connecticut HEFA, (New Britain Memorial
                       Hospital), 7.75%, 7/1/22                     2,172,260
        2,780          Connecticut HEFA, (William W. Backus
                       Hospital), 6.375%, 7/1/22                    2,929,203
-----------------------------------------------------------------------------
                                                                 $  9,847,590
-----------------------------------------------------------------------------
Housing -- 3.6%
-----------------------------------------------------------------------------
       $  970          Connecticut HFA, Multifamily,
                       6.60%, 11/15/23                           $  1,000,303
        3,940          Connecticut HFA, Multifamily, (AMT),
                       6.20%, 11/15/22                              3,934,760
-----------------------------------------------------------------------------
                                                                 $  4,935,063
-----------------------------------------------------------------------------
Industrial Development Revenue -- 2.2%
-----------------------------------------------------------------------------
       $1,000          Connecticut Development Authority PCR,
                       (Pfizer, Inc.), 6.55%, 2/15/13            $  1,054,290
          400          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26                378,296
          500          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23                477,070
        1,250          Sprague, Environmental Improvement,
                       (International Paper Co.), (AMT),
                       5.70%, 10/1/21                               1,085,612
-----------------------------------------------------------------------------
                                                                 $  2,995,268
-----------------------------------------------------------------------------
Insured-Education -- 10.0%
-----------------------------------------------------------------------------
       $3,000          Connecticut HEFA, (Choate Rosemary
                       College), (MBIA), 5.00%, 7/1/27           $  2,498,220
        1,000          Connecticut HEFA, (Choate Rosemary
                       College), (MBIA), 6.80%, 7/1/15              1,081,210
        2,000          Connecticut HEFA, (Fairfield
                       University), (MBIA), 5.00%, 7/1/28           1,655,280
        2,500          Connecticut HEFA, (Fairfield
                       University), (MBIA), 5.25%, 7/1/25           2,187,850
        5,305          Connecticut HEFA, (Trinity College),
                       (MBIA), 5.50%, 7/1/21                        5,002,509

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Education (continued)
-----------------------------------------------------------------------------
       $1,440          Connecticut HEFA, (Westminster School),
                       (MBIA), 5.00%, 7/1/29                     $  1,188,216
-----------------------------------------------------------------------------
                                                                 $ 13,613,285
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.4%
-----------------------------------------------------------------------------
       $4,000          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/24                      $  3,264,160
-----------------------------------------------------------------------------
                                                                 $  3,264,160
-----------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-----------------------------------------------------------------------------
       $1,000          New Britain, (MBIA), 6.00%, 3/1/12        $  1,044,110
-----------------------------------------------------------------------------
                                                                 $  1,044,110
-----------------------------------------------------------------------------
Insured-Hospital -- 7.0%
-----------------------------------------------------------------------------
       $1,000          Connecticut HEFA, (Bridgeport Hospital),
                       (MBIA), 6.625%, 7/1/18                    $  1,042,080
        1,000          Connecticut HEFA, (Danbury Hospital),
                       (AMBAC), 5.375%, 7/1/17                        913,320
        1,000          Connecticut HEFA, (Hospital of St.
                       Raphael), (AMBAC), 6.50%, 7/1/11             1,088,770
        1,500          Connecticut HEFA, (Hospital of St.
                       Raphael), (AMBAC), 6.625%, 7/1/14            1,557,585
        2,350          Connecticut HEFA, (Lawrence and Memorial
                       Hospital), (MBIA), 5.00%, 7/1/22             1,947,680
        1,000          Connecticut HEFA, (Stamford Hospital),
                       (MBIA), 5.00%, 7/1/24                          830,860
        2,000          Connecticut HEFA, (Yale-New Haven
                       Hospital), (MBIA), 6.50%, 7/1/12             2,093,780
-----------------------------------------------------------------------------
                                                                 $  9,474,075
-----------------------------------------------------------------------------
Insured-Housing -- 0.2%
-----------------------------------------------------------------------------
       $  305          Puerto Rico Housing Finance Corp.,
                       (AMBAC), 7.50%, 10/1/11                   $    305,918
-----------------------------------------------------------------------------
                                                                 $    305,918
-----------------------------------------------------------------------------
Insured-Transportation -- 4.8%
-----------------------------------------------------------------------------
       $3,000          Connecticut Airport Revenue, (Bradley
                       International), (FGIC), 7.65%, 10/1/12    $  3,317,640
        1,750          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 0.00%, 7/1/16              669,428
        2,035          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 5.00%, 7/1/28            1,705,757
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Transportation (continued)
-----------------------------------------------------------------------------
       $1,020          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38           $    791,561
-----------------------------------------------------------------------------
                                                                 $  6,484,386
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 0.8%
-----------------------------------------------------------------------------
       $1,340          South Central Connecticut Regional Water
                       Authority, Water System Revenue, (FGIC),
                       5.125%, 8/1/29                            $  1,134,270
-----------------------------------------------------------------------------
                                                                 $  1,134,270
-----------------------------------------------------------------------------
Nursing Home -- 9.8%
-----------------------------------------------------------------------------
       $1,240          Connecticut Development Authority,
                       (Baptist Homes), 9.00%, 9/1/22            $  1,381,769
          720          Connecticut HEFA, (NHP), (Highland
                       View), (AMT), 7.00%, 11/1/07                   786,406
        1,305          Connecticut HEFA, (NHP), (Sharon
                       Healthcare), 6.25%, 11/1/14                  1,331,074
          655          Connecticut HEFA, (NHP), (St. Camillus),
                       6.25%, 11/1/18                                 644,631
        3,250          Connecticut HEFA, (NHP), (St. Joseph's
                       Manor), 6.25%, 11/1/16                       3,296,865
          335          Connecticut HEFA, (NHP), (Wadsworth
                       Glen), (AMT), 7.00%, 11/1/07                   365,897
        2,000          Connecticut HEFA, (NHP), (Wadsworth
                       Glen), (AMT), 7.50%, 11/1/16                 2,193,680
        3,000          Connecticut HEFA, (NHP), (Windsor),
                       7.125%, 11/1/14                              3,313,320
-----------------------------------------------------------------------------
                                                                 $ 13,313,642
-----------------------------------------------------------------------------
Pooled Loans -- 2.5%
-----------------------------------------------------------------------------
       $1,075          Connecticut Higher Education
                       Supplemental Loan Authority Revenue
                       Bonds, (AMT), 6.20%, 11/15/09             $  1,094,812
        2,195          Connecticut Higher Education
                       Supplemental Loan Authority Revenue
                       Bonds, (AMT), 7.50%, 11/15/10                2,219,101
-----------------------------------------------------------------------------
                                                                 $  3,313,913
-----------------------------------------------------------------------------
Solid Waste -- 4.6%
-----------------------------------------------------------------------------
       $2,500          Bristol Resource Recovery Facility,
                       (Ogden Martin Systems), 6.50%, 7/1/14     $  2,498,650
        4,250          Connecticut Resources Recovery
                       Authority, (American REF-FUEL Co.),
                       (AMT), 6.45%, 11/15/22                       3,796,865
-----------------------------------------------------------------------------
                                                                 $  6,295,515
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Special Tax Revenue -- 4.3%
-----------------------------------------------------------------------------
       $3,180          Connecticut Special Tax Transportation
                       Infrastructure, 6.125%, 9/1/12            $  3,345,296
        2,000          Connecticut Special Tax Transportation
                       Infrastructure, 6.50%, 10/1/12               2,171,980
          375          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)         254,528
-----------------------------------------------------------------------------
                                                                 $  5,771,804
-----------------------------------------------------------------------------
Transportation -- 9.7%
-----------------------------------------------------------------------------
       $3,065          Connecticut Development Authority,
                       Airport Facility, (Signature Flight),
                       (AMT), 6.625%, 12/1/14                    $  3,012,190
        2,350          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/22                     1,964,718
        3,680          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/38                     2,935,499
          500          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/15                       482,110
        4,965          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/15                     4,787,352
-----------------------------------------------------------------------------
                                                                 $ 13,181,869
-----------------------------------------------------------------------------
Water and Sewer -- 1.0%
-----------------------------------------------------------------------------
       $1,250          Connecticut Clean Water Fund,
                       6.00%, 10/1/12                            $  1,311,613
-----------------------------------------------------------------------------
                                                                 $  1,311,613
-----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $138,302,919)                                $133,475,604
-----------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%


-----------------------------------------------------------------------------
       $   60          March, 2000 US Long Bond Futures
                       Contracts, expires 2/19/00, strike price
                       $90                                       $     14,058
-----------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $22,830)                                    $     14,058
-----------------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $138,325,749)                                $133,489,662
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                           $  2,320,325
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $135,809,987
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 26.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 15.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $78,895,188        $33,037,926          $138,325,749          $93,699,376
   Unrealized depreciation                (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $76,202,965        $30,864,922          $133,489,662          $90,371,093
----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $        --          $         --          $    34,830
Receivable for investments sold                   --          1,072,712             1,058,092                   --
Interest receivable                          896,158            432,680             1,421,564            1,376,198
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $77,099,123        $32,370,314          $135,969,318          $91,782,121
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $        --        $     5,327          $     22,830          $        --
Demand note payable                          100,000            300,000               100,000                   --
Due to bank                                   17,062             45,248                19,585                   --
Payable to affiliate for Trustees'
   fees                                          800                 --                    --                   --
Accrued expenses                              10,232              6,697                16,916                8,438
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   128,094        $   357,272          $    159,331          $     8,438
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $79,663,252        $34,186,046          $140,646,074          $95,101,966
Net unrealized depreciation
   (computed on the basis of
   identified cost)                       (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $50,620,354          $267,620,665           $270,555,486         $13,725,066
   Unrealized depreciation                 (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $49,325,052          $255,926,591           $255,390,588         $13,354,847
------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold           $   675,295          $     15,000           $  1,584,242         $        --
Interest receivable                           675,137             3,392,037              3,720,842             195,621
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,675,484          $259,333,628           $260,695,672         $13,550,468
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------
Demand note payable                       $   100,000          $  3,000,000           $  1,900,000         $        --
Due to bank                                    48,464                10,778                 35,974              80,703
Payable to affiliate for Trustees'
   fees                                            --                    --                     88                  --
Accrued expenses                                5,175                23,216                 20,664               1,720
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   153,639          $  3,033,994           $  1,956,726         $    82,423
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $51,817,147          $267,993,708           $273,903,844         $13,838,264
Net unrealized depreciation
   (computed on the basis of
   identified cost)                        (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   158,494        $    40,890          $    306,313          $   191,938
Trustees fees and expenses                     5,300              1,275                 7,451                5,846
Legal and accounting services                 31,405             19,432                25,860               26,459
Custodian fee                                 25,959             18,938                45,887               25,715
Miscellaneous                                  6,599              3,438                11,001                9,393
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   227,757        $    83,973          $    396,512          $   259,351
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   222,052        $    75,218          $    365,394          $   259,351
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 2,407,337        $ 1,008,098          $  4,054,513          $ 2,777,895
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (506,893)       $   119,013          $     39,517          $(1,394,672)
   Financial futures contracts                (1,488)            (1,545)              (10,360)               4,188
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $  (508,381)       $   117,468          $     29,157          $(1,390,484)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(7,367,527)       $(3,063,012)         $(10,396,340)         $(8,915,833)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                            $(4,960,190)       $(2,054,914)         $ (6,341,827)         $(6,137,938)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $    87,162          $    647,337           $    659,115         $    11,728
Trustees fees and expenses                      4,342                10,137                 10,423               1,997
Legal and accounting services                  21,340                40,711                 40,355              17,279
Custodian fee                                  19,677                51,945                 83,271               8,010
Miscellaneous                                   4,058                30,666                 38,603               2,693
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   136,579          $    780,796           $    831,767         $    41,707
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   128,299          $    780,796           $    831,767         $    39,956
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (615,615)         $    320,180           $    233,001         $  (196,312)
   Financial futures contracts                 (1,277)               (6,384)                11,827                  --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (616,892)         $    313,796           $    244,828         $  (196,312)
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,641,069)         $(25,132,771)          $(21,876,467)        $(1,176,187)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  2,407,337        $ 1,008,098          $  4,054,513          $  2,777,895
   Net realized gain (loss)                 (508,381)           117,468                29,157            (1,390,484)
   Net change in unrealized
      appreciation (depreciation)         (6,859,146)        (3,180,480)          (10,425,497)           (7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                           $ (4,960,190)       $(2,054,914)         $ (6,341,827)         $ (6,137,938)
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  2,664,067        $ 1,503,412          $  5,714,375          $  3,433,800
   Withdrawals                           (15,066,136)        (5,309,523)          (21,456,149)          (14,985,531)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(12,402,069)       $(3,806,111)         $(15,741,774)         $(11,551,731)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $(17,362,259)       $(5,861,025)         $(22,083,601)         $(17,689,669)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                  $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $ 76,971,029        $32,013,042          $135,809,987          $ 91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
   Net realized gain (loss)                  (616,892)              313,796                244,828            (196,312)
   Net change in unrealized
      appreciation (depreciation)          (4,024,177)          (25,446,567)           (22,121,295)           (979,875)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,725,460          $  8,171,301           $  6,563,586         $   431,542
   Withdrawals                             (9,553,535)          (44,320,634)           (49,273,708)         (1,964,177)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(6,828,075)         $(36,149,333)          $(42,710,122)        $(1,532,635)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(9,871,023)         $(53,033,773)          $(56,134,345)        $(2,297,107)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                       1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized
      appreciation (depreciation)         (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                           (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $103,092,106        $39,801,200          $164,954,888          $130,236,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                          848,429             7,082,663              5,867,482             329,438
   Net change in unrealized
      appreciation (depreciation)          (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                            (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        ARIZONA PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                JANUARY 31, 2000  ------------------------------------------------
                                (UNAUDITED)        1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                             0.53%(2)   0.49%      0.50%     0.50%     0.51%      0.52%
Expenses after custodian fee
   reduction                            0.52%(2)   0.48%      0.48%     0.49%     0.50%        --
Net investment income                   5.61%(2)   5.21%      5.27%     5.56%     5.53%      5.81%
Portfolio Turnover                        19%        38%        23%       10%       18%        22%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $ 76,971    $94,333   $103,092  $112,472  $129,862   $144,521
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     COLORADO PORTFOLIO
                                -------------------------------------------------------------
                                SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                JANUARY 31, 2000  -------------------------------------------
                                (UNAUDITED)        1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------
Net expenses(1)                        0.48%(2)    0.39%    0.40%    0.40%    0.40%      0.25%
Net expenses after custodian
   fee reduction                       0.43%(2)    0.35%    0.37%    0.36%    0.36%        --
Net investment income                  5.72%(2)    5.36%    5.49%    5.86%    5.75%      6.05%
Portfolio Turnover                        3%         33%      18%      14%      53%        52%
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $32,013     $37,874  $39,801  $42,624  $45,416    $46,077
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                0.42%      0.40%
   Expenses after custodian
      fee reduction                                                           0.38%        --
   Net investment income                                                      5.73%      5.90%
---------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      CONNECTICUT PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                JANUARY 31, 2000  ------------------------------------------------
                                (UNAUDITED)         1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                             0.53%(2)     0.50%     0.51%     0.53%     0.52%      0.53%
Expenses after custodian fee
   reduction                            0.49%(2)     0.48%     0.50%     0.53%     0.50%        --
Net investment income                   5.45%(2)     5.15%     5.20%     5.50%     5.49%      5.77%
Portfolio Turnover                        12%          18%        7%       11%       23%        29%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $135,810     $157,894  $164,955  $174,978  $187,617   $195,276
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        MICHIGAN PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                JANUARY 31, 2000  ------------------------------------------------
                                (UNAUDITED)         1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                            0.52%(2)      0.49%     0.50%     0.52%     0.54%      0.48%
Expenses after custodian fee
   reduction                           0.52%(2)      0.48%     0.48%     0.50%     0.52%        --
Net investment income                  5.55%(2)      5.10%     5.19%     5.45%     5.50%      5.85%
Portfolio Turnover                       25%           31%       26%       16%       49%        54%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $91,774      $109,463  $130,236  $150,224  $173,465   $191,263
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MINNESOTA PORTFOLIO
                                -------------------------------------------------------------
                                SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                JANUARY 31, 2000  -------------------------------------------
                                (UNAUDITED)        1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------
Expenses(1)                             0.49%(2)   0.46%    0.47%    0.47%    0.48%      0.47%
Expenses after custodian fee
   reduction                            0.46%(2)   0.44%    0.45%    0.44%    0.46%        --
Net investment income                   5.72%(2)   5.28%    5.28%    5.71%    5.69%      5.83%
Portfolio Turnover                         7%        19%      23%      22%      45%        76%
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $ 50,522    $60,393  $66,984  $70,674  $76,090    $82,968
---------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW JERSEY PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                JANUARY 31, 2000  ------------------------------------------------
                                (UNAUDITED)         1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                              0.55%(2)    0.53%     0.54%     0.54%     0.53%      0.52%
Expenses after custodian fee
   reduction                             0.55%(2)    0.52%     0.52%     0.52%     0.52%        --
Net investment income                    5.79%(2)    5.39%     5.52%     5.84%     5.82%      5.96%
Portfolio Turnover                         17%         32%       14%       24%       39%        54%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $  256,300    $309,333  $328,629  $352,772  $386,244   $411,038
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PENNSYLVANIA PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                JANUARY 31, 2000  ------------------------------------------------
                                (UNAUDITED)         1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                              0.58%(2)    0.54%     0.54%     0.55%     0.54%      0.49%
Expenses after custodian fee
   reduction                             0.58%(2)    0.50%     0.50%     0.51%     0.50%        --
Net investment income                    5.86%(2)    5.49%     5.66%     5.96%     5.90%      6.02%
Portfolio Turnover                         14%         27%       13%       17%       30%        44%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $  258,739    $314,873  $359,532  $402,221  $448,182   $502,250
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       TEXAS PORTFOLIO
                                -------------------------------------------------------------
                                SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                JANUARY 31, 2000  -------------------------------------------
                                (UNAUDITED)        1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------
Net expenses(1)                        0.57%(2)    0.39%     0.38%    0.37%    0.32%     0.08%
Net expenses after custodian
   fee reduction                       0.55%(2)    0.36%     0.35%    0.35%    0.27%       --
Net investment income                  5.67%(2)    5.50%     5.58%    5.79%    5.81%     6.20%
Portfolio Turnover                       29%         55%       17%      17%      39%       49%
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $13,468     $15,765   $17,837  $21,676  $24,367   $28,227
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                0.42%      0.35%
   Expenses after custodian
      fee reduction                                                           0.37%        --
   Net investment income                                                      5.71%      5.93%
---------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   January 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $158,494            0.37%
    Colorado                                    40,890            0.23%
    Connecticut                                306,313            0.41%
    Michigan                                   191,938            0.38%
    Minnesota                                   87,162            0.32%
    New Jersey                                 647,337            0.45%
    Pennsylvania                               659,115            0.46%
    Texas                                       11,728            0.16%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,200,100
    Sales                                      26,426,750
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,050,563
    Sales                                       4,676,840
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,827,315
    Sales                                      28,845,316

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $24,978,222
    Sales                                      33,824,575
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,949,085
    Sales                                      10,028,600
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $47,054,063
    Sales                                      73,215,661

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $38,785,009
    Sales                                      73,539,568

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,163,706
    Sales                                       5,115,581

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2000, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 78,895,188
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,477,032
    Gross unrealized depreciation               (5,169,255)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,692,223)
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 33,037,926
    ------------------------------------------------------
    Gross unrealized appreciation             $    502,326
    Gross unrealized depreciation               (2,675,330)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,173,004)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $138,325,749
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,595,743
    Gross unrealized depreciation               (7,431,830)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (4,836,087)
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 93,699,376
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,041,109
    Gross unrealized depreciation               (5,369,392)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,328,283)
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 50,620,354
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,031,307
    Gross unrealized depreciation               (2,326,609)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,295,302)
    ------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000
INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant